7. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Accounts payable and accrued expenses - related party	$ 241,748	$ 148,019
Accrued interest- related party	523,552	426,054
Shareholder
Accounts payable and accrued expenses - related party	14,662	12,718
Accrued salary	1,317,560	1,094,153
Chief Operating Officer
Accrued salary	$ 24,762	$ 1,748